Goodwill & Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill & Intangible Assets [Line Items]
Amortization expenses			$ 575	$ 818	$ 1,676
Impairment loss				6,311	569
Cash flow projections covering term		3 years	5 years
Growth rate			1.00%
Discount rate			1.00%
Value-in-use			$ 1,861
Potential impairment			4,150
Goodwill			4,118	4,118
Intangible Assets Other Than Goodwill [Member]
Goodwill & Intangible Assets [Line Items]
Impairment loss		$ 2,190	$ 0	2,680	$ 453
NetNut CGU [Member]
Goodwill & Intangible Assets [Line Items]
Growth rate			3.00%
Discount rate			25.50%
Value-in-use			$ 2,236
Potential impairment			3,699
Goodwill			4,118	4,118
CyberKick CGU [Member]
Goodwill & Intangible Assets [Line Items]
Impairment loss	$ 185	$ 305	$ 6,311
Growth rate		50.00%
Discount rate		22.00%
Remaining balance for impairment				$ 247